Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		3 Months Ended														12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[2]	Sep. 30, 2015	[2]	Jun. 30, 2015	[2]	Mar. 31, 2015	[2]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income (Loss)		$ (139)	$ 67	$ 81		$ 6		$ 20		$ 47		$ 50		$ (24)		$ 15	[3],[4]	$ 93	[3],[4],[5]	$ 122	[3],[4],[5]
Other Comprehensive Loss, net of tax
Unrealized (loss) gain on derivatives	[4]															13		(17)		(65)
Other comprehensive (loss) income	[4]															13		(17)		(65)
Comprehensive Income	[4]															28		76		57
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	[4]															142		52		(1)
Comprehensive Income Attributable to NRG Yield LLC	[4]															$ 170		$ 128		$ 56

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.